INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Components of Income Taxes
	US dollars
	Year ended December 31,
(in thousands)	2024	2023	2022

Income taxes (tax benefit):
Current taxes:
In Israel	10,114	10,202	9,110
Outside Israel	5,959	5,997	4,711
	16,073	16,199	13,821
Deferred taxes:
In Israel	867	(995)	(102)
Outside Israel	(1,250)	(2,130)	(634)
	(383)	(3,125)	(736)
Taxes in respect of prior years:
In Israel	(792)	10	(457)
Outside Israel	(319)	271	117
	(1,111)	281	(340)
	14,579	13,355	12,745

Schedule of Income Tax Reconciliation
	US dollars
	Year ended December 31,
(in thousands)	2024	2023	2022

Pretax income	71,249	64,405	52,830
Statutory tax rate	23%	23%	23%
Tax computed at the ordinary tax rate	16,387	14,813	12,151
Nondeductible expenses (income)	27	(284)	2,123
Losses and timing differences in respect of which no deferred taxes assets were recognized	(124)	(557)	1,742
Tax adjustment in respect of different tax rates	1,981	1,087	499
Adjustment in respect of tax rate deriving from “approved enterprises”	(2,624)	(3,133)	(3,002)
Tax related to previous years	(1,111)	281	(340)
Others	43	1,148	(428)
	14,579	13,355	12,745

Summary of Deferred Taxes
	US dollars
	December 31,
(in thousands)	2024	2023

Deferred taxes
Provision for vacation, recreation and bad debt	406	415
Provision for other employee related obligations	1,750	1,990
Provision for deferred revenues/expenses and other obligations	5,741	6,876
Other temporary differences, net	3,958	4,055
	11,855	13,336

	US dollars
	December 31,
(in thousands)	2024	2023

Deferred income taxes included in long-term investments and other assets	12,273	14,452
Deferred income taxes included in long-term liabilities	(418)	(1,116)
	11,855	13,336

Schedule of Income Before Income Taxes
	US dollars
	Year ended December 31,
(in thousands)	2024	2023	2022

The Company and its Israeli subsidiaries	53,855	55,316	51,562
Non-Israeli subsidiaries	17,394	9,089	1,268
	71,249	64,405	52,830

Schedule of Unrecognized Tax Benefits
(in thousands)	US dollars

Balance as of January 1, 2023	-
Changes during 2023:
Increase related tax positions of prior years	850
Translations differences related to the current year	26
Balance as of January 1, 2024	876
Changes during 2024:
Increase related tax positions of prior years	1,128

Translations differences related to the current year	(2)
Balance as of December 31, 2024	2,002